Offerings	Oct. 01, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.900% Senior Notes due 2027
Amount Registered | shares	1,100,000,000
Proposed Maximum Offering Price per Unit	0.99871
Maximum Aggregate Offering Price	$ 1,098,581,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 168,193
Offering Note
(1)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the registrants’ Registration Statement on Form S-3ASR (File Nos. 333-282399 and 333-282399-02) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 3.900% Senior Notes due 2027
Amount of Registration Fee	$ 0
Offering Note
(2)
Accenture plc will fully and unconditionally guarantee the 3.900% Senior Notes due 2027, 4.050% Senior Notes due 2029, 4.250% Senior Notes due 2031 and 4.500% Senior Notes due 2034, each issued by Accenture Capital Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.050% Senior Notes due 2029
Amount Registered | shares	1,200,000,000
Proposed Maximum Offering Price per Unit	0.99825
Maximum Aggregate Offering Price	$ 1,197,900,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 183,399
Offering Note
(1)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the registrants’ Registration Statement on Form S-3ASR (File Nos. 333-282399 and 333-282399-02) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.050% Senior Notes due 2029
Amount of Registration Fee	$ 0
Offering Note
(2)
Accenture plc will fully and unconditionally guarantee the 3.900% Senior Notes due 2027, 4.050% Senior Notes due 2029, 4.250% Senior Notes due 2031 and 4.500% Senior Notes due 2034, each issued by Accenture Capital Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.250% Senior Notes due 2031
Amount Registered | shares	1,200,000,000
Proposed Maximum Offering Price per Unit	0.99838
Maximum Aggregate Offering Price	$ 1,198,056,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 183,423
Offering Note
(1)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the registrants’ Registration Statement on Form S-3ASR (File Nos. 333-282399 and 333-282399-02) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.250% Senior Notes due 2031
Amount of Registration Fee	$ 0
Offering Note
(2)
Accenture plc will fully and unconditionally guarantee the 3.900% Senior Notes due 2027, 4.050% Senior Notes due 2029, 4.250% Senior Notes due 2031 and 4.500% Senior Notes due 2034, each issued by Accenture Capital Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2034
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99896
Maximum Aggregate Offering Price	$ 1,498,440,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,412
Offering Note
(1)
This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the registrants’ Registration Statement on Form S-3ASR (File Nos. 333-282399 and 333-282399-02) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 4.500% Senior Notes due 2034
Amount of Registration Fee	$ 0
Offering Note
(2)
Accenture plc will fully and unconditionally guarantee the 3.900% Senior Notes due 2027, 4.050% Senior Notes due 2029, 4.250% Senior Notes due 2031 and 4.500% Senior Notes due 2034, each issued by Accenture Capital Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.